Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
General and administrative expenses	$ 199,268	$ 251,371	$ 740,410	$ 590,136	$ 859,747	$ 354,066
Loss from operations	(199,268)	(251,371)	(740,410)	(590,136)	(859,747)	(354,066)
Interest earned on investments held in Trust Account	278,500	605,749	850,709	1,894,408	2,230,500	609,787
Income before income taxes	79,232	354,378	110,299	1,304,272	1,370,753	255,721
Income taxes provision
Net income	$ 79,232	$ 354,378	$ 110,299	$ 1,304,272	$ 1,370,753	$ 255,721
Class A Ordinary Shares Subject to Possible Redemption
Basic weighted average shares outstanding (in Shares)	2,901,056	5,750,000	2,920,507	5,750,000	5,039,264	1,387,978
Diluted weighted average shares outstanding (in Shares)	2,901,056	5,750,000	2,920,507	5,750,000	5,039,264	1,387,978
Basic net income (loss) per share (in Dollars per share)	$ 0.12	$ 0.1	$ 0.32	$ 0.34	$ 0.44	$ 0.56
Diluted net income (loss) per share (in Dollars per share)	$ 0.12	$ 0.1	$ 0.32	$ 0.34	$ 0.44	$ 0.56
Non-Redeemable Class A and Class B Ordinary Shares
Basic weighted average shares outstanding (in Shares)	1,895,500	1,895,500	1,895,500	1,895,500	1,895,500	1,548,308
Diluted weighted average shares outstanding (in Shares)	1,895,500	1,895,500	1,895,500	1,895,500	1,895,500	1,548,308
Basic net income (loss) per share (in Dollars per share)	$ (0.14)	$ (0.13)	$ (0.43)	$ (0.36)	$ (0.44)	$ (0.34)
Diluted net income (loss) per share (in Dollars per share)	$ (0.14)	$ (0.13)	$ (0.43)	$ (0.36)	$ (0.44)	$ (0.34)